Geographic Information - Revenue by Activity (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of operating segments
Accounts receivable			$ 88.0	$ 52.8
Revenue	$ 2,267.5	$ 2,134.7	2,889.0	2,913.5	$ 2,909.1
CA Disease Prevention
Number of operating segments
Revenue			660.2	628.4	591.2
CA Therapeutics
Number of operating segments
Revenue			260.8	255.6	245.2
CA Other
Number of operating segments
Revenue			143.8	89.5	82.9
FA Future Protein & Health
Number of operating segments
Revenue			649.2	630.8	633.2
FA Ruminants Swine
Number of operating segments
Revenue			$ 1,175.0	$ 1,309.2	$ 1,356.6
Customer Concentration Risk | Revenue
Number of operating segments
Concentration risk			12.90%	11.70%	9.10%